Investment in Associates - Summarized Financial Information of the Company's Material Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of summarized financial information [line items]
Current assets	$ 26,519	$ 28,814
Non-current assets	199,891	207,834
Current liabilities	(32,352)	(34,841)
Non-current liabilities	(115,707)	(117,254)
Non-controlling interests	10,327	8,831
Net assets	226,410	236,648
Revenue	46,881	52,329		$ 53,041	[1]
Profit (loss)	147	9,990	[2]	5,157	[2],[3]
Other comprehensive income (loss)	(10,104)	498		(7,756)	[4]
Total comprehensive income/(loss)	(7,901)	10,912		$ (2,068)	[4]
AB InBev Efes [member]
Disclosure of summarized financial information [line items]
Current assets	351	377
Non-current assets	603	767
Current liabilities	(591)	(652)
Non-current liabilities	(75)	(109)
Net assets	288	383
Revenue	1,276	1,388
Profit (loss)	(20)	23
Total comprehensive income/(loss)	(20)	23
Castel [member]
Disclosure of summarized financial information [line items]
Current assets	4,048	4,044
Non-current assets	3,775	4,255
Current liabilities	(1,531)	(1,631)
Non-current liabilities	(671)	(743)
Non-controlling interests	(687)	(723)
Net assets	4,934	5,201
Revenue	4,879	5,107
Profit (loss)	700	719
Other comprehensive income (loss)	(134)	(372)
Total comprehensive income/(loss)	566	347
Efes [member]
Disclosure of summarized financial information [line items]
Current assets	2,156	2,266
Non-current assets	4,642	5,618
Current liabilities	(1,639)	(1,859)
Non-current liabilities	(1,852)	(1,986)
Non-controlling interests	(1,627)	(1,909)
Net assets	1,679	2,130
Revenue	3,847	4,015
Profit (loss)	224	276
Other comprehensive income (loss)	392	(431)
Total comprehensive income/(loss)	$ 617	$ (155)

[1]	In 2019, the consolidated income statement for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.
[2]	The consolidated statement of cash flows for 2019 and 2018 has been restated to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. In addition, the 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.
[3]	In 2019, the consolidated statement of cash flows for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.
[4]	In 2019, the consolidated statement of comprehensive income for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application.